Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

The movement of the Group’s contract liabilities are presented as follows:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Balance at beginning of the period/year	$24,623	$-
Billing in advance of performance obligation	20,259	24,623
Revenue recognized from contract liabilities in prior period/year	(24,494)	-
Exchange rate differences	(129)	-
Balance at end of the period/year	$20,259	$24,623